Legal Proceedings and Other Contingencies (Details) $ in Millions				1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($) subsidiary	Sep. 20, 2018 individual	Dec. 20, 2017 executive employee	Mar. 31, 2017 employee case subsidiary	Dec. 31, 2019 USD ($) company case
Pesticide Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending					36
Brazil tax
Disclosure of legal proceedings and other contingencies [Line Items]
Financing liabilities | $					$ 5,275
Number of cases with favorable injunctions					2
Louisiana coast litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending					14
Number of cases filed against oil and gas companies					43
Number of oil and gas companies | company					200
Nigerian litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending				2
Losses on litigation settlements in fraudulent and corrupt scheme | $	$ 1,092
Number of employees | employee				1
Number of subsidiaries | subsidiary	6
Number of former employees | employee			4
Number of former executives | executive			1
Number of individuals | individual		2
Nigerian litigation | ENI SpA
Disclosure of legal proceedings and other contingencies [Line Items]
Number of subsidiaries | subsidiary	2			1
Nigerian litigation | Malabu
Disclosure of legal proceedings and other contingencies [Line Items]
Number of subsidiaries | subsidiary	2
USA | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending					12
Netherlands | Climate Change Litigation
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions					100.00%